Note 18 - Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	2016	2015	2014
Gross research and development expenses	(4,577)	(3,308)	(3,728)
Research Tax Credit	511	448	518
Grants	198	170	278
Net Research and development expenses	(3,868)	(2,690)	(2,932)